Intangible assets, net (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 AUD ($)
Intangible assets, net (Details) [Line Items]
Amortization expense of intangible assets	$ 1,604,313	$ 1,284,343
Purchase price			$ 4,633,256	$ 7,170,000
Receivables equivalent			$ 3,808,099			$ 5,820,000
Useful life			3 years			3 years
Non-compete agreement			$ 1,830,236
Amortization expense			5,456,537		$ 3,870,820
Customer Relationships [Member]
Intangible assets, net (Details) [Line Items]
Purchase price			$ 2,803,020
Useful life			3 years			3 years
Noncompete Agreements [Member]
Intangible assets, net (Details) [Line Items]
Useful life			5 years			5 years